                 U.S. SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                 FORM 24F-2
                   ANNUAL NOTICE OF SECURITES SOLD
                  PURSUANT TO RULE 24F-2

                 READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

                 1.  Name and address of issuer:

                 iShares Trust
                 400 Howard Street
                 San Francisco, CA  94105

                 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
                     classes):                                                                                                                     [  ]

iShares Cohen & Steers Realty Majors Index Fund
iShares Dow Jones International Select Dividend Index Fund
iShares Dow Jones Select Dividend Index Fund
iShares Dow Jones Transportation Average Index Fund
iShares Dow Jones U.S. Aerospace & Defense Index Fund
iShares Dow Jones U.S. Basic Materials Sector Index Fund
iShares Dow Jones U.S. Broker-Dealers Index Fund
iShares Dow Jones U.S. Consumer Goods Sector Index Fund
iShares Dow Jones U.S. Consumer Services Sector Index Fund
iShares Dow Jones U.S. Energy Sector Index Fund
iShares Dow Jones U.S. Financial Sector Index Fund
iShares Dow Jones U.S. Financial Services Index Fund
iShares Dow Jones U.S. Healthcare Providers Index Fund
iShares Dow Jones U.S. Healthcare Sector Index Fund
iShares Dow Jones U.S. Home Construction Index Fund
iShares Dow Jones U.S. Index Fund
iShares Dow Jones U.S. Industrial Sector Index Fund
iShares Dow Jones U.S. Insurance Index Fund
iShares Dow Jones U.S. Medical Devices Index Fund
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund
iShares Dow Jones U.S. Oil Equipment & Services Index Fund
iShares Dow Jones U.S. Pharmaceuticals Index Fund
iShares Dow Jones U.S. Real Estate Index Fund
iShares Dow Jones U.S. Regional Banks Index Fund
iShares Dow Jones U.S. Technology Sector Index Fund
iShares Dow Jones U.S. Telecommunications Sector Index Fund
iShares Dow Jones U.S. Utilities Sector Index Fund
iShares FTSE EPRA/NAREIT Developed Asia Index Fund
iShares FTSE EPRA/NAREIT Developed Europe Index Fund
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund
iShares FTSE EPRA/NAREIT North America Index Fund
iShares FTSE NAREIT Industrial/Office Capped Index Fund
iShares FTSE NAREIT Mortgage Plus Capped Index Fund
iShares FTSE NAREIT Real Estate 50 Index Fund
iShares FTSE NAREIT Residential Plus Capped Index Fund
iShares FTSE NAREIT Retail Capped Index Fund

iShares High Dividend Equity Fund
iShares Morningstar Large Core Index Fund
iShares Morningstar Large Growth Index Fund
iShares Morningstar Large Value Index Fund
iShares Morningstar Mid Core Index Fund
iShares Morningstar Mid Growth Index Fund
iShares Morningstar Mid Value Index Fund
iShares Morningstar Small Core Index Fund
iShares Morningstar Small Growth Index Fund
iShares Morningstar Small Value Index Fund
iShares MSCI KLD 400 Social Index Fund
iShares MSCI USA ESG Select Social Index Fund

                 3. Investment Company Act File Number:  811-09729

                     Securities Act File Number:  333-92935

                 4(a).  Last day of fiscal year for which this Form is filed:  04/30/11

                 4(b).  [  ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).  (See
                       Instruction A.2)

                NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
                REGISTRATION FEE DUE.

                 4(c).  [  ] Check box if this is the last time the issuer will be filing this Form.

                 5.  Calculation of registration fee:

                     (i)   Aggregate sale price of securities sold
                    during the fiscal year pursuant to
                     section 24(f):                                                                                                                   $29,453,097,439

                     (ii)   Aggregate price of securities redeemed
                                or repurchased during the fiscal year:                                                                          $27,464,111,571

                     (iii)  Aggregate price of securities redeemed
                                or repurchased during any PRIOR fiscal
                                                   year ending no earlier than October 11,
                                                   1995 that were not previously used to
                                                   reduce registration fees payable to
                                                     the Commission:                                                                                                              $0

                     (iv)  Total available redemption credits
                                  [add Items 5(ii) and 5(iii)]:                                                                                              $27,464,111,571

                     (v)    Net sales -- if Item 5(i) is greater
                                             than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:                                                                                                               $1,988,985,868

                     (vi)    Redemption credits available for use
                                                                                      in future years -- if Item 5(i) is

                                              less than Item 5(iv) [subtract Item
                        5(iv) from Item 5(i)]:                                                                                                       $0

                     (vii)    Multiplier for determining registration
            fee (See Instruction C.9):                                                                                                x  .00011610

                     (viii)   Registration fee due [multiply Item 5(v)
                                                by Item 5(vii)] (enter “0” if no fee
                                      is due):                                                                                                                             = $230,921.26

                                    -----------------
                                    -----------------
                 6.   Prepaid Shares

                If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
                                                            deducted here:  $0.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:  $0.

                 7.   Interest due -- if this Form is being filed more than 90 days after the
                       end of the issuer’s fiscal year (see Instruction D):                                                                       N/A

                 8.   Total of the amount of the registration fee due plus any interest due
                                                                                [line 5(viii) plus line 7]:                                                                                                                = $230,921.26

                 9.   Date the registration fee and any interest payment was sent to the
                                                                               Commission’s lockbox depository:

                                                         July 25, 2011

                                                         CIK: 0001100663

                                                                    Method of Delivery:

                                                         [X]  Wire Transfer
                                                         [ ]  Mail or other means

                                SIGNATURES

                  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                                                         By (Signature and Title)*

                                                                          /S/ John Battista
                                                                         John Battista
                                                                        Assistant Treasurer

                                                                          Date:  July 26, 2011

                                                                       *Please print the name and title of the signing officer below the signature.